Unaudited Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance (in Shares) at Jun. 17, 2024	0	0
Balance at Jun. 17, 2024	$ 0	$ 0	$ 0	$ 0	$ 0
Issuance of Class B Ordinary Shares to Sponsor		$ 612	24,388		25,000
Issuance of Class B Ordinary Shares to Sponsor (in Shares)		6,118,000
Accretion for Class A Ordinary Shares to redemption amount			(7,721,375)	(5,685,401)	(13,406,776)
Sale of Private Placement Units	$ 65		6,483,685		6,483,750
Sale of Private Placement Units (in Shares)	648,375
Fair value of Public Warrants at issuance			517,500		517,500
Fair value of Representative Shares deferred until IPO	$ 10		750,990		751,000
Fair value of Representative Shares deferred until IPO (in Shares)	100,000
Allocated value of transaction costs			(55,188)		(55,188)
Net income				1,042,224	1,042,224
Balance (in Shares) at Dec. 31, 2024	748,375	6,118,000
Balance at Dec. 31, 2024	$ 75	$ 612	0	(4,643,177)	(4,642,490)
Accretion for Class A Ordinary Shares to redemption amount				(1,828,144)	(1,828,144)
Net income				1,685,254	1,685,254
Balance (in Shares) at Mar. 31, 2025	748,375	6,118,000
Balance at Mar. 31, 2025	$ 75	$ 612	0	(4,786,067)	(4,785,380)
Balance (in Shares) at Dec. 31, 2024	748,375	6,118,000
Balance at Dec. 31, 2024	$ 75	$ 612	0	(4,643,177)	(4,642,490)
Net income					5,102,832
Balance (in Shares) at Sep. 30, 2025	748,375	6,118,000
Balance at Sep. 30, 2025	$ 75	$ 612	0	(5,069,903)	(5,069,216)
Balance (in Shares) at Dec. 31, 2024	748,375	6,118,000
Balance at Dec. 31, 2024	$ 75	$ 612	0	(4,643,177)	(4,642,490)
Accretion for Class A Ordinary Shares to redemption amount				(7,267,039)	(7,267,039)
Net income				6,620,992	6,620,992
Balance (in Shares) at Dec. 31, 2025	748,375	6,118,000
Balance at Dec. 31, 2025	$ 75	$ 612	0	(5,289,224)	(5,288,537)
Balance (in Shares) at Mar. 31, 2025	748,375	6,118,000
Balance at Mar. 31, 2025	$ 75	$ 612	0	(4,786,067)	(4,785,380)
Accretion for Class A Ordinary Shares to redemption amount				(1,839,175)	(1,839,175)
Net income				1,685,471	1,685,471
Balance (in Shares) at Jun. 30, 2025	748,375	6,118,000
Balance at Jun. 30, 2025	$ 75	$ 612	0	(4,939,771)	(4,939,084)
Accretion for Class A Ordinary Shares to redemption amount				(1,862,239)	(1,862,239)
Net income				1,732,107	1,732,107
Balance (in Shares) at Sep. 30, 2025	748,375	6,118,000
Balance at Sep. 30, 2025	$ 75	$ 612	0	(5,069,903)	(5,069,216)
Balance (in Shares) at Dec. 31, 2025	748,375	6,118,000
Balance at Dec. 31, 2025	$ 75	$ 612	0	(5,289,224)	(5,288,537)
Accretion for Class A Ordinary Shares to redemption amount	0	0	0	(1,598,972)	(1,598,972)
Net income	$ 0	$ 0	0	1,386,245	1,386,245
Balance (in Shares) at Mar. 31, 2026	748,375	6,118,000
Balance at Mar. 31, 2026	$ 75	$ 612	0	(5,501,951)	(5,501,264)
Balance (in Shares) at Dec. 31, 2025	748,375	6,118,000
Balance at Dec. 31, 2025	$ 75	$ 612	0	(5,289,224)	(5,288,537)
Net income					2,587,226
Balance (in Shares) at Sep. 30, 2026	748,375	6,118,000
Balance at Sep. 30, 2026	$ 75	$ 612	0	(7,615,788)	(7,615,101)
Balance (in Shares) at Mar. 31, 2026	748,375	6,118,000
Balance at Mar. 31, 2026	$ 75	$ 612	0	(5,501,951)	(5,501,264)
Accretion for Class A Ordinary Shares to redemption amount	0	0	0	(1,623,762)	(1,623,762)
Net income	$ 0	$ 0	0	311,304	311,304
Balance (in Shares) at Jun. 30, 2026	748,375	6,118,000
Balance at Jun. 30, 2026	$ 75	$ 612	0	(6,814,409)	(6,813,722)
Accretion for Class A Ordinary Shares to redemption amount	0	0	0	(1,691,056)	(1,691,056)
Net income	$ 0	$ 0	0	889,677	889,677
Balance (in Shares) at Sep. 30, 2026	748,375	6,118,000
Balance at Sep. 30, 2026	$ 75	$ 612	$ 0	$ (7,615,788)	$ (7,615,101)